Business acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Business acquisition
Schedule of purchase price as on acquisition date

Amounts
RMB’000
Total cash consideration	176,385
Total assets	960,230
Total liabilities	(780,377)
Total net assets	179,853
Gain on acquisition of a subsidiary	(3,468)